As filed with the Securities and Exchange Commission on March 21, 2011
File No. 333-02381/811-07589

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ X /

Pre-Effective Amendment No.	/ /
Post-Effective Amendment No. 89	/ X /

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	/ X /

Amendment No. 91	/ X /

THE HARTFORD MUTUAL FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

P. O. Box 2999, Hartford, Connecticut  06104-2999
(Address of Principal Executive Offices)

Registrant’s Telephone Number including Area Code: (860) 843-9934

Edward P. Macdonald, Esquire
The Hartford Financial Services Group, Inc.
Life Law – Mutual Funds Unit
200 Hopmeadow Street
Simsbury, Connecticut  06089
(Name and Address of Agent for Service)

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
200 Clarendon Street, 27th Floor
Boston, Massachusetts 02116-5021

It is proposed that this filing will become effective (check appropriate box):

X	immediately upon filing pursuant to paragraph (b) of Rule 485 on (Date) pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (Date) pursuant to paragraph (a)(1) of Rule 485
75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (Date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

____     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 21st day of March 2011.

THE HARTFORD MUTUAL FUNDS, INC.

By:	/s/ James Davey
James E. Davey Its: President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ James Davey	President,	March 21, 2011
James E. Davey	Chief Executive Officer

/s/ Tamara L. Fagely	Controller & Treasurer	March 21, 2011
Tamara L. Fagely	(Chief Accounting Officer &
Chief Financial Officer)

*	Director	March 21, 2011
Lynn S. Birdsong

*	Chairman of the Board	March 21, 2011
Robert M. Gavin, Jr.	and Director

*	Director	March 21, 2011
Duane E. Hill

*	Director	March 21, 2011
Sandra S. Jaffee

*	Director	March 21, 2011
William P. Johnston

*	Director	March 21, 2011
David N. Levenson

*	Director	March 21, 2011
Phillip O. Peterson

*	Director	March 21, 2011
Lemma W. Senbet

*	Director	March 21, 2011
Lowndes A. Smith

/s/ Edward P. Macdonald		March 21, 2011
* By Edward P. Macdonald
Attorney-in-fact

*	Pursuant to Power of Attorney (incorporated by reference to Post-Effective Amendment No. 87 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2011)

EXHIBIT INDEX

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document